Financial Instruments (Details Textual) ₪ in Thousands	Dec. 31, 2019 ILS (₪)
EURO [Member]
Financial Instruments (Textual)
Carrying amounts of investments	₪ 3,065
USD [Member]
Financial Instruments (Textual)
Carrying amounts of investments	₪ 60,269